INCOME TAX (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Reconciliation of income taxes

	Three Months ended March 31,
	2022	2021

(Loss) income before income taxes	$(89,452)	$120,152
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(14,759)	19,825
Tax effect of non-deductible items	6,312	6,558
Tax effect of deductible items	(559)	(703)
Tax holiday	–	(12,840)
Net operating loss	9,006	–
Income tax expense	$–	$12,840